CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Cash dividends, per share (in dollars per share)	$ 1.02	$ 0.99
Common stock issued to ESOP, shares (in shares)	4,746	18,522
Shares acquired for treasury (in shares)	3,388